Business Combinations (Narratives) (Details) (USD $)	0 Months Ended	3 Months Ended		0 Months Ended
	Sep. 30, 2014	Oct. 31, 2014	Oct. 31, 2013	Oct. 22, 2013	Nov. 28, 2012	Jul. 31, 2014
Purchase price					$ 5,000,000
Cash	4,200,000
Promisary note aggregate principal amount	3,000,000
Goodwill		17,666,000				12,367,000
Percentage increase in equipment dealer websites portfolio	30.00%
Estimated tax rate		40.00%
Deferred Tax Assets Net Current		2,551,000				2,655,000
Common stock, shares issued	618,744	14,227,257
Business Acquisition, estimate payments				750,000
Business Acquisition, Preacquisition Contingency, Amount of Settlement			26,000
Shares of common stock issued concurrent with earn-out payments			0.00
Customer Relationships [Member]
Useful life		9 years	11 years 5 months 27 days
First Earn-Out Payment [Member]
Common stock, shares issued				10,000
Shares of common stock issued concurrent with earn-out payments				125,000
Second Earn-Out Payment [Member]
Shares of common stock issued concurrent with earn-out payments				125,000
Business acquisition, shares of common stock to be issued concurrent with earn-out payments				15,000
Third Earn-Out Payment [Member]
Shares of common stock issued concurrent with earn-out payments				125,000
Business acquisition, shares of common stock to be issued concurrent with earn-out payments				15,000
50 Below [Member]
Business acquisition cap					17,000
Ready2Ride [Member]
Purchase price		250,000
Assumed liabilities		419,000
Cash		500,000
Common stock, shares issued		100,000
TCS [Member]
Assumed liabilities		638,000
Cash		4,200,000
Goodwill		5,298,000
Revenue recognized		468,000
Cash consideration		9,941,000
HME [Member]
Deferred revenue not payable					4,601,000
Maximum [Member] | Ready2Ride [Member]
Contingent earn-out purchase price ranging from, in aggregate		1,500,000
Minimum [Member] | Ready2Ride [Member]
Contingent earn-out purchase price ranging from, in aggregate		$ 0